Shareholders Equity (Unaudited) (USD $)	Common Stock Shares	Common Stock Amount	Accumulated Deficit	Total
Balance - December 31, 2009 at Dec. 30, 2009
Common shares issued for cash	$ 500,000	$ 500		$ 500
Net loss - December 31, 2010			(2,032)	(2,032)
Balance - December 31, 2010	500,000	500	(2,032)	(1,532)
Common shares issued for cash	169,850	16,985		16,985
Net loss - December 31, 2011			(8,414)	(8,414)
Balance - December 31, 2011	669,850	17,485	(10,446)	7,039
Net loss - March 31, 2012			$ (8,166)	$ (8,166)
Balance - March 31, 2012 at Mar. 31, 2012	669,850	17,485	(18,612)	(1,127)